Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective tax statutory rate	35.00%	21.00%	21.00%	21.00%	34.00%	21.00%		21.00%	34.00%
Provision for income taxes
Income tax offset percentage								80.00%
Reduced tax rate								21.00%
Deferred tax asset									3,800,000
Refundable tax credit									$ 17,253
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards			$ 29,286,880					$ 29,286,880
Federal [Member]
Operating loss carry forwards			$ 36,950,157					$ 36,950,157